Regulatory Capital (Tables)	3 Months Ended
Jan. 31, 2020
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Summary of Regulatory Capital Position

The following table summarizes the Bank's regulatory capital positions as at January 31, 2020 and October 31, 2019.

Regulatory Capital Position

(millions of Canadian dollars, except as noted)	As at
	January 31 2020	October 31 2019
Capital
Common Equity Tier 1 Capital	$55,689	$55,042
Tier 1 Capital	62,329	61,683
Total Capital	74,773	74,122
Risk-weighted assets used in the calculation of capital ratios	476,012	455,977
Capital and leverage ratios
Common Equity Tier 1 Capital ratio	11.7%	12.1%
Tier 1 Capital ratio	13.1	13.5
Total Capital ratio	15.7	16.3
Leverage ratio	4.0	4.0